UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
           --------------------------------------------------
           GREENWICH, CT 06902
           --------------------------------------------------


Form 13F File Number:    -
              -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. AARONS
           -----------------------------------------------
Title:     CHIEF FINANCIAL OFFICER
           -----------------------------------------------
Phone:     (203) 422-2160
           -----------------------------------------------

Signature, Place, and Date of Signing:

/S/ Kevin S. Aarons  Greenwich, Connecticut  May 11, 2001
-------------------  ----------------------  -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $70,055
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                           Form 13F INFORMATION TABLE


                                                     VALUE    SHRS OR    SH/PUT/   INVESTMENT     OTHER            VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS  CUSIP       (X 1000)  PRN AMT    PRN CALL  DISCRETION    MANAGERS    SOLE    SHARED    NONE

AT&T CORP               COM LIB GRP A   001957208     11,993    856,617                YES         NO         X

COMCAST CORP            CL A SPL        200300200     10,333    246,391                YES         NO         X

CABLEVISION SYS CORP    CL A            12686C109      6,839     97,205                YES         NO         X

UNITEDGLOBALCOM INC     COM             913247508      5,460    416,000                YES         NO         X
VODAPHONE AIRTOUCH
PLC                     COM             92857W100      4,282    157,720                YES         NO         X

UNIVISION
COMMUNICATIONS INC.     COM             914906102      3,969    104,000                YES         NO         X

AMERICAN TOWER CORP
/MA/                    COM             029912201      3,831    207,100                YES         NO         X

NTL INC                 COM             629407107      2,616    104,000                YES         NO         X

CLEAR CHANNEL
COMMUNICATIONS INC      COM             184502102      2,326     42,717                YES         NO         X

VISIBLE WORLD INC       COM             929990463      2,268  2,273,000                YES         NO         X

XM SATELLITE RADIO
INC                     COM             983759101      2,165    312,000                YES         NO         X

BELLSOUTH CORP          COM             079860102      1,988     48,593                YES         NO         X

GANNETT CO INC          COM             364730101      1,852     31,014                YES         NO         X

METRO GOLDWYN MAYER     COM             591610100      1,714    100,000                YES         NO         X

COMCAST CORP            CL A            200300101      1,515     36,786                YES         NO         X

EXODUS COMMUNICATIONS
INC                     COM             302088109      1,389    129,200                YES         NO         X

QLOGIC CORP             COM             747277101        923     41,000                YES         NO         X

ALLEGIANCE TELECOM      COM             01747T102        915     62,000                YES         NO         X

ACTV INC                COM             00088E104        720    175,775                YES         NO         X

WINSTAR
COMMUNICATIONS INC      COM             975515107        657    304,513                YES         NO         X

UGO NETWORKS            COM             903991222        500     87,719                YES         NO         X

MCDATA CORP             COM             580031201        472     25,000                YES         NO         X

EPICEDGE INC            COM             29426X102        426  1,150,000                YES         NO         X

LIBERTY DIGITAL INC     COM             530436104        311     49,800                YES         NO         X

WATCHPOINT MEDIA        COM             941107203        300    150,000                YES         NO         X

CMGI INC                COM             125750109        223     87,824                YES         NO         X

VERSO TECHNOLOGIES      COM             925317109         68     91,074                YES         NO         X


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